OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
Schedule of other expenses

in € thousand	2024	2023	2022
Foreign currency losses	(2,347)	(2,388)	(2,399)
Other taxes	(130)	(166)	(122)
Disposal of assets	—	—	(231)
Miscellaneous other items	(87)	(65)	(236)
Total other expenses	(2,564)	(2,620)	(2,988)